COLUMBIA FUNDS SERIES TRUST

                                Columbia Asset Allocation Fund II
                              Columbia Convertible Securities Fund
                                  Columbia Large Cap Core Fund
                                  Columbia Large Cap Value Fund
                               Columbia Marsico 21st Century Fund
                             Columbia Marsico Focused Equities Fund
                                  Columbia Marsico Growth Fund
                                   Columbia Mid Cap Value Fund
                                Columbia Small Cap Growth Fund II
                                Columbia Small Cap Value Fund II
                                  Columbia Global Value Fund
                        Columbia Marsico International Opportunities Fund
                                Columbia International Value Fund
                        Columbia Multi-Advisor International Equity Fund
                           Columbia LifeGoal Balanced Growth Portfolio
                               Columbia LifeGoal Growth Portfolio
                          Columbia LifeGoal Income and Growth Portfolio
                               Columbia LifeGoal Income Portfolio
                            Columbia Masters Global Equity Portfolio
                               Columbia Masters Heritage Portfolio
                         Columbia Masters International Equity Portfolio
                                    Columbia High Income Fund
                                  Columbia Short Term Bond Fund
                                 Columbia Total Return Bond Fund
                                 Columbia Short Term Municipal Bond Fund
                   Columbia California Intermediate Municipal Bond Fund
                     Columbia Georgia Intermediate Municipal Bond Fund
                    Columbia Maryland Intermediate Municipal Bond Fund
                Columbia North Carolina Intermediate Municipal Bond Fund
                Columbia South Carolina Intermediate Municipal Bond Fund
                    Columbia Virginia Intermediate Municipal Bond Fund
                                               (the "Funds")

                                              Class A Shares

                                      Supplement dated June 14, 2007
                                   to Prospectuses dated August 1, 2006

Effective immediately, the prospectuses for Class A shares of the Funds are here by supplemented as described below.

         For all Funds, under the heading When you might not have to pay a sales charge - Front-end sales charges, add the following bullet after the sentence "The following investors can buy Class A shares without paying a front-end sales charge:"

o purchases by insurance company separate accounts for the benefit of group retirement plans


INT-47/132376-0607                                                June 14, 2007